UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620

         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     October 30, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $238,317,000 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHEESECAKE FACTORY INC         COM              163072101   870000    29160 SH       DEFINED                     0    29160        0
CHICOS FAS INC                 COM              168615102   829000    52070 SH       DEFINED                     0    52070        0
CISCO SYS INC                  COM              17275R102 13009000  1241287 SH       DEFINED                     0  1241287        0
DOUBLECLICK INC                COM              258609304  1892000   368081 SH       DEFINED                     0   368081        0
EBAY INC                       COM              278642103  1178000    22300 SH       DEFINED                     0    22300        0
FASTENAL CO                    COM              311900104  3020000    95634 SH       DEFINED                     0    95634        0
HOME DEPOT INC                 COM              437076102 10107000   387224 SH       DEFINED                     0   387224        0
HPL TECHNOLOGIES INC           COM              40426C105        0   124480 SH       DEFINED                     0   124480        0
JDS UNIPHASE CORP              COM              46612J101    96000    49262 SH       DEFINED                     0    49262        0
KOHLS CORP                     COM              500255104 26503000   435831 SH       DEFINED                     0   435831        0
MEDTRONIC INC                  COM              585055106  9758000   231661 SH       DEFINED                     0   231661        0
MICROSOFT CORP                 COM              594918104  9479000   216705 SH       DEFINED                     0   216705        0
NETWORK APPLIANCE INC          COM              64120L104  6785000   925636 SH       DEFINED                     0   925636        0
ORACLE CORP                    COM              68389X105 10421000  1325802 SH       DEFINED                     0  1325802        0
P F CHANGS CHINA BISTRO INC    COM              69333Y108 10580000   364437 SH       DEFINED                     0   364437        0
PAYCHEX INC                    COM              704326107  5083000   209432 SH       DEFINED                     0   209432        0
POWER-ONE INC                  COM              739308104  1364000   457597 SH       DEFINED                     0   457597        0
QUALCOMM INC                   COM              747525103  7412000   268358 SH       DEFINED                     0   268358        0
QUINTILES TRANSNATIONAL CORP   COM              748767100  6266000   658893 SH       DEFINED                     0   658893        0
RIVERDEEP GROUP PLC            ADR              76870Q109   157000    25000 SH       DEFINED                     0    25000        0
SMARTFORCE PUB LTD CO          SPONSORED ADR    83170A206  1874000   568022 SH       DEFINED                     0   568022        0
STAPLES INC                    COM              855030102  6383000   499057 SH       DEFINED                     0   499057        0
STARBUCKS CORP                 COM              855244109 13326000   645623 SH       DEFINED                     0   645623        0
SYNOPSYS INC                   COM              871607107 10456000   274066 SH       DEFINED                     0   274066        0
TRIQUINT SEMICONDUCTOR INC     COM              89674K103  2042000   578565 SH       DEFINED                     0   578565        0
TWEETER HOME ENTMT GROUP INC   COM              901167106  2114000   306438 SH       DEFINED                     0   306438        0
VERISIGN INC                   COM              92343E102  1573000   311522 SH       DEFINED                     0   311522        0
WATSON PHARMACEUTICALS INC     COM              942683103  7861000   320732 SH       DEFINED                     0   320732        0
ZORAN CORP                     COM              98975F101   954000    86753 SH       DEFINED                     0    86753        0
AOL TIME WARNER INC            COM              00184A105  6222000   531811 SH       DEFINED                     0   531811        0
BED BATH & BEYOND INC          COM              075896100 24469000   751278 SH       DEFINED                     0   751278        0
BEST BUY INC                   COM              086516101   623000    27924 SH       DEFINED                     0    27924        0
BROADCOM CORP                  CL A             111320107   464000    43424 SH       DEFINED                     0    43424        0
BROADVISION INC COM            COMMON           111412607    30000    24096 SH       DEFINED                     0    24096        0
BROCADE COMMUNICATIONS SYS INC COM              111621108  2415000   320700 SH       DEFINED                     0   320700        0
CDW COMPUTER CTRS INC          COM              125129106 19722000   465588 SH       DEFINED                     0   465588        0
CHECK POINT SOFTWARE TECH LTD  ORD              M22465104 12980000   944679 SH       DEFINED                     0   944679        0